(LOSS)/EARNINGS PER SHARE (Schedule of Diluted Earnings Per ADS Share Calculation) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Basic earnings per share denominator	83,612,908	86,486,409	91,858,813
Issuable on exercise of options and warrants	22,359		315,019
Issuable on conversion of exchangeable notes	19,873,553	21,023,770	21,023,766
Diluted earnings per share denominator	103,508,820	107,510,179	113,197,598
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic earnings per share denominator	20,903,227	21,621,602	22,964,703
Issuable on exercise of options and warrants	5,590		78,755
Issuable on conversion of exchangeable notes	4,968,388	5,255,942	5,255,941
Diluted earnings per share denominator	25,877,205	26,877,544	28,299,399